Current assets and liabilities - Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories
Raw materials	€ 25,901	€ 27,917
Work-in-progress	4,989	1,908
Total inventories	30,890	29,825
Inventories recognized as an expense	(54,987)	(61,182)
Accumulated impairment
Inventories
Total inventories	€ (2,573)	€ (1,679)